EMPLOYEE COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2022
Employee Benefits [Abstract]
Analysis of employee compensation
Total employee compensation expense recognized in income is as follows:

(amounts in millions)	2022	2021
Salaries and other short-term employee benefits	$1,326.2	$1,095.9
Share-based payments expense, net of equity swap (Note 24)	39.7	53.0
Post-employment benefits – defined benefit plans (Note 20)	40.7	38.9
Post-employment benefits – defined contribution plans	17.9	17.9
Termination benefits	6.9	43.9
Total employee compensation	$1,431.4	$1,249.6